Employee Benefit Plans (Reconciliation of Changes in Projected Benefit Obligation and Change in Plan Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
PNC Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation at end of year	$ 4,495	$ 4,330
Projected benefit obligation at beginning of year	4,397	4,499
Service cost	102	107	$ 103
Interest cost	186	177	187
Actuarial (gains)/losses and changes in assumptions	131	(126)
Benefits paid	(269)	(260)
Projected benefit obligation at end of year	4,547	4,397	4,499
Fair value of plan assets, beginning balance	4,316	4,357
Actual return on plan assets	320	19
Employer contribution	250	200
Fair value of plan assets, end balance	4,617	4,316	4,357
Funded status	70	(81)
Noncurrent asset	70
Noncurrent liability		(81)
Net amount recognized on the consolidated balance sheet	70	(81)
Prior service cost (credit)	(7)	(13)
Net actuarial loss	841	794
Amount recognized in AOCI	834	781
Nonqualified Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation at end of year	282	292
Projected benefit obligation at beginning of year	298	322
Service cost	3	3	3
Interest cost	12	11	12
Actuarial (gains)/losses and changes in assumptions	7	(10)
Benefits paid	(31)	(28)
Projected benefit obligation at end of year	289	298	322
Fair value of plan assets, beginning balance	0
Employer contribution	31	28
Fair value of plan assets, end balance	0	0
Funded status	(289)	(298)
Current Liability	(27)	(27)
Noncurrent liability	(262)	(271)
Net amount recognized on the consolidated balance sheet	(289)	(298)
Prior service cost (credit)		1
Net actuarial loss	74	71
Amount recognized in AOCI	74	72
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation at beginning of year	368	379
Service cost	6	5	5
Interest cost	15	15	16
Actuarial (gains)/losses and changes in assumptions	6	(9)
Participant contributions	4	5
Federal Medicare subsidy on benefits paid	1	2
Benefits paid	(27)	(28)
Settlement Payments		(1)
Projected benefit obligation at end of year	373	368	$ 379
Fair value of plan assets, beginning balance	200
Actual return on plan assets	(7)
Employer contribution	37	222
Fair value of plan assets, end balance	208	200
Funded status	(165)	(168)
Current Liability	(2)	(2)
Noncurrent liability	(163)	(166)
Net amount recognized on the consolidated balance sheet	(165)	(168)
Prior service cost (credit)	(3)	(3)
Net actuarial loss	40	22
Amount recognized in AOCI	$ 37	$ 19